Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Less: Deferred finance costs, net	$ (7,354)	$ (7,461)
Total other financial liabilities, net	1,587,582	1,380,648
Less: Current portion of other financial liabilities	(194,353)	(175,062)
Add: Deferred finance costs, current portion	2,272	2,126
Other financial liabilities, net of current portion and deferred finance costs	2,164	3,196
Financial Liabilities Net [Member]
Lessee, Lease, Description [Line Items]
Other financial liabilities	170,241	0
Less: Deferred finance costs, net	(2,351)	0
Total other financial liabilities, net	167,890	0
Less: Current portion of other financial liabilities	(9,328)	0
Add: Deferred finance costs, current portion	363	0
Other financial liabilities, net of current portion and deferred finance costs	$ 158,925	$ 0